UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
The Ambassador Fund
EMPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$149	1.41%
Management’s Discussion of Fund Performance
The investment objective of The Ambassador Fund (the “Fund”) is to seek current income.  The Fund invests primarily in catastrophe (“cat”) bonds and other forms of insurance-linked securities.  The main risk in the fund is the occurrence of large insured losses from natural disasters such as major hurricanes, typhoons or earthquakes.
The Fund is currently invested in a portfolio of cat bonds that is exposed to a set of natural disasters that we believe is diversified both geographically and by type of peril.
How did the Fund perform last year?
In the fiscal year ended October 31, 2025, the Fund earned a return of +11.61% (net of fees) while the Swiss Re Global Cat Bond Total Return Index returned +12.94% and the broad-based Bloomberg Aggregate Bond Index returned +6.16%.
What affected the Fund’s performance?
The two main drivers of the Fund’s positive return for the past twelve months were: 1) cat bond spreads and 2) T-Bill rates.  The average spread on the Fund’s cat bond holdings was approximately 7.5%.  We would highlight that, for the risk taken, the spreads earned in the last twelve months were roughly inline with what we would expect in the long run. In addition, the majority of the Fund’s holdings are collateralized with Treasury Money Market Funds that earn a 1-3 mo T-Bill return.  T-Bill rates during the past twelve months averaged approximately 4%. We believe it is important to note that, in the past twelve months and as of this writing, none of the Fund’s holdings were impaired by any single natural disaster or series of natural disasters.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
The Ambassador Fund (EMPIX)	11.61%	9.01%
Bloomberg Aggregate Bond Index	6.16%	-0.10%
Swiss Re Global Cat Bond Index	12.94%	11.36%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$626,844,589
Total number of portfolio holdings	173
Total advisory fees paid (net)	$6,153,629
Portfolio turnover rate as of the end of the reporting period	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Cape Lookout Re Ltd., 4/28/2026	2.6%
Foundation Re IV Ltd., 1/8/2027	2.5%
Lightning Re Series 2023-1, 3/31/2026	2.4%
Mona Lisa Re Ltd., 6/25/2027	2.0%
Everglades Re II Ltd., 5/19/2028	1.9%
Sanders RE II Ltd., 4/8/2030	1.7%
Residential Reinsurance 2023 Ltd., 12/6/2027	1.7%
Sanders Re III Ltd., 6/5/2026	1.6%
Consulate Re 2025-11, 4.044%, 12/31/2025	1.6%
Consulate Re 2025-10, 4.044%, 12/31/2025	1.6%
Asset Allocation
Geography Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Ambassador Fund

The Diplomat Fund
EMWIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$104	1.02%
Management’s Discussion of Fund Performance
The investment objective of The Diplomat Fund (the “Fund”) is to seek total return.  The Fund invests in a core portfolio of intermediate U.S. Treasury securities, generally with maturities of 3 years, 5 years or 10 years.  The Fund adjusts its total duration by shifting the maturities in its core portfolio as well as with an overlay of interest rate futures contracts.  The main risk of the Fund is that interest rates move counter to the Fund’s total duration positioning.
Interest rates generally do not move linearly throughout time and we believe that passive approaches to duration risk can be subject to significant losses when interest rates rise.  The Fund uses a proprietary quantitative model to anticipate periods of rising and falling interest rates over a variety of periods.  Informed by this model, the Fund actively manages its total duration using interest rate futures with the goal of outperforming a passive approach to duration risk, in the long run, as represented by the ICE US Treasury 7-10 Year Bond Total Return Index (the “Index”).
How did the Fund perform last year?
In the fiscal year ended October 31, 2025, the Fund earned a return of +4.03% (net of fees) while the Index returned +6.54% and the broad-based Bloomberg Aggregate Bond Index returned +6.16%.
What affected the Fund’s performance?
The two main drivers of the Fund’s return for the past twelve months are: 1) the return of the Treasury securities in the core portfolio and 2) performance of the interest rate futures overlay.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
The Diplomat Fund (EMWIX)	4.03%	4.20%
Bloomberg Aggregate Bond Index	6.16%	3.96%
ICE US Treasury 7-10 Year Total Return Index	6.54%	2.73%
Bloomberg US Treasury 3-10 Year Bond Total Return Index[2]	6.32%	3.61%
[1]	The Diplomat Fund commenced operations on September 13, 2022.
[2]
The Bloomberg US Treasury 3-10 Year Bond Total Return Index replaces the ICE US Treasury 7-10 Year Total Return Index.  The Bloomberg US Treasury 3-10 Year Bond Total Return Index is more representative of the Fund's investment strategies.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,622,059
Total number of portfolio holdings	2
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	323%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 4.250%, 8/15/2035	96.0%
Asset Allocation
Material Fund Changes
On September 2, 2025, three changes were made to the Fund’s strategy:
1. A mechanism was added to adjust the target maturity of the treasuries in the core portfolio from 3y to 5y to 10y, depending on the prevailing interest rate regime.  Previously the fund was only invested in 7-10y maturity treasuries.
2. The model used to position the interest rate futures overlay was refined.
3. A second class of interest rate futures was added to the Fund, with the potential to pick up on movement in short term interest rates.
For more complete information, please reference the Prospectus at (https://www.embassyfunds.com/the-diplomat-fund/).
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Diplomat Fund

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-771-7731.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Embassy Funds	FYE 10/31/2025	FYE 10/31/2024
(a)	Audit Fees	$32,500	$29,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,200	$5,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Embassy Funds	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Embassy Funds	FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

EMBASSY

The Ambassador Fund

(Ticker Symbol: EMPIX)

The Diplomat Fund

(Ticker Symbol: EMWIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2025

The Ambassador Fund

The Diplomat Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
The Ambassador Fund	1
The Diplomat Fund	13
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets
The Ambassador Fund	17
The Diplomat Fund	18
Statement of Cash Flows	19
Financial Highlights
The Ambassador Fund	20
The Diplomat Fund	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the Embassy Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.embassyfunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Principal Amount[1]		Value
	EVENT LINKED BONDS — 84.9%
	EUROPE — 5.8%
	EARTHQUAKE — 0.4%
2,250,000	Azzurro Re II DAC 8.524% (3-Month Euribor + 639.00 basis points), 4/20/2028[2,3]	$2,640,819
	MULTI-PERIL — 2.3%
2,500,000	Hexagon III RE Pte Ltd. 4.789% (3-Month Euribor + 276.50 basis points), 1/15/2026[2,3]	2,848,951
	Hexagon IV RE Ltd.
3,750,000	5.750% (3-Month Euribor + 250.00 basis points), 1/21/2028[2,3]	4,322,268
2,500,000	5.000% (3-Month Euribor + 250.00 basis points), 1/22/2030[2,3]	2,881,512
2,500,000	Lion RE DAC 5.500% (3-Month Euribor + 550.00 basis points), 6/15/2029[2,3,4]	2,830,798
1,250,000	Orange Capital Re DAC 8.026% (3-Month Euribor + 600.00 basis points), 1/17/2029[2,3]	1,488,445
		14,371,974
	WINDSTORM — 3.1%
5,500,000	Blue Sky Re DAC 8.011% (3-Month Euribor + 616.40 basis points), 1/26/2027[2,3,4]	6,554,864
2,500,000	Eiffel Re Ltd. 5.604% (3-Month Euribor + 358.00 basis points), 1/19/2027[2,3]	2,914,938
2,650,000	Quercus Re DAC 11.674% (3-Month Euribor + 800.00 basis points), 7/8/2027[2,3]	3,090,445
	Taranis Reinsurance DAC
2,850,000	8.320% (3-Month Euribor + 631.00 basis points), 1/21/2028[2,3,4]	3,264,558
2,000,000	11.000% (3-Month Euribor + 899.00 basis points), 1/21/2028[2,3,4]	2,398,340
1,000,000	Windmill III Re DAC 7.210% (3-Month Euribor + 521.00 basis points), 7/5/2028[2,3]	1,176,233
		19,399,378
	TOTAL EUROPE
	(Cost $35,854,816)	36,412,171
	GLOBAL — 22.7%
	EARTHQUAKE — 0.7%
2,500,000	Acorn Re Ltd. 2.350% (1-Month U.S. Treasury Bill + 235.00 basis points), 11/7/2028[2,3,4]	2,499,750
1,750,000	Matterhorn Re Ltd. 2.500% (3-Month U.S. Treasury Bill + 250.00 basis points), 9/22/2028[2,3,4]	1,759,800
		4,259,550
	MULTI-PERIL — 22.0%
4,250,000	3264 re Ltd. 7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 6/8/2028[2,3,4]	4,479,925
1

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
4,200,000	3264 Re Ltd. 3.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 300.00 basis points), 2/7/2028[2,3,4]	$4,263,840
750,000	Aragonite Re Ltd. 5.450% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 545.00 basis points), 4/7/2027[2,3,4]	776,100
250,000	Ashera Re 5.190% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 519.00 basis points), 4/7/2027[2,3,4]	258,950
	Atlas Capital DAC
250,000	7.570% (SOFR + 757.00 basis points), 6/5/2026[2,3]	259,050
250,000	12.220% (SOFR + 1,222.00 basis points), 6/8/2027[2,3]	278,600
4,000,000	7.250% (SOFR + 725.00 basis points), 6/7/2028[2,3,4]	4,135,600
8,250,000	Bridge Street Re Ltd. 4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 1/7/2028[2,3,4,5]	8,429,025
1,290,000	Fuchsia 2023-1 - London Bridge 2 PCC Ltd. 14.140% (Western Asset Institutional US Treasury Reserves Fund Yield + 1,029.00 basis points), 4/6/2027[2,3,4]	1,350,888
4,250,000	Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 8.990% (Western Asset Institutional US Treasury Reserves Fund Yield + 514.00 basis points), 4/6/2028[2,3,4]	4,373,250
	Galileo Re Ltd.
750,000	7.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 700.00 basis points), 1/8/2026[2,3]	756,750
500,000	7.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 700.00 basis points), 1/7/2028[2,3,4]	524,600
1,000,000	Hypatia Ltd. 8.500% (3-Month U.S. Treasury Bill + 850.00 basis points), 7/5/2028[2,3,4]	1,048,000
	Kendall Re Ltd.
5,000,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 4/30/2027[2,3]	5,258,000
250,000	7.738% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 773.80 basis points), 4/30/2027[2,3]	262,850
	Kilimanjaro II Re Ltd.
250,000	6.250% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 625.00 basis points), 6/30/2028[2,3,4]	261,400
4,500,000	7.250% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 725.00 basis points), 6/30/2028[2,3,4]	4,737,150
4,000,000	3.750% (3-Month U.S. Treasury Bill + 375.00 basis points), 7/9/2029[2,3,4]	4,095,200
4,750,000	4.000% (3-Month U.S. Treasury Bill + 400.00 basis points), 7/9/2029[2,3,4]	4,903,425
2,075,000	6.250% (3-Month U.S. Treasury Bill + 625.00 basis points), 7/9/2029[2,3,4]	2,177,713
4,250,000	3.750% (3-Month U.S. Treasury Bill + 375.00 basis points), 7/8/2030[2,3,4]	4,354,975
4,000,000	4.000% (3-Month U.S. Treasury Bill + 400.00 basis points), 7/8/2030[2,3,4]	4,151,600

2

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
250,000	Kilimanjaro III Re Ltd. 4.860% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 486.00 basis points), 4/20/2026[2,3,4]	$252,625
	Matterhorn Re Ltd.
2,000,000	10.113% (SOFR + 575.00 basis points), 12/8/2025[2,3]	2,005,000
2,000,000	7.000% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 700.00 basis points), 2/4/2028[2,3,4]	2,076,800
3,250,000	MMIFS Re Ltd. 2.900% ,1/10/2028[2,3]	2,324,308
	Mona Lisa Re Ltd.
250,000	12.250% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 1,225.00 basis points), 1/8/2026[2,3,4]	254,750
250,000	12.500% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 1,250.00 basis points), 1/8/2026[2,3,4]	254,875
11,250,000	9.750% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 975.00 basis points), 6/25/2027[2,3]	12,334,500
3,500,000	8.000% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 800.00 basis points), 1/8/2029[2,3]	3,615,500
	Montoya Re Ltd.
250,000	13.400% (Federated Hermes US Treasury Cash Reserves Fund Yield + 1,340.00 basis points), 4/7/2026[2,3,4]	262,475
7,500,000	5.750% (1-Month U.S. Treasury Bill + 575.00 basis points), 4/7/2028[2,3,4]	7,648,500
5,250,000	6.610% (1-Month U.S. Treasury Bill + 661.00 basis points), 4/7/2028[2,3,4]	5,336,625
	Mystic Re IV Ltd.
5,080,000	8.930% (3-Month U.S. Treasury Bill + 893.00 basis points), 1/8/2026[2,3,4]	5,146,040
3,000,000	4.000% (3-Month U.S. Treasury Bill + 400.00 basis points), 1/10/2028[2,3]	3,066,300
7,500,000	Northshore Re II Ltd. 5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 4/7/2028[2,3,4]	7,647,750
	Ocelot Re Ltd.
6,000,000	4.500% (3-Month U.S. Treasury Bill + 450.00 basis points), 2/26/2029[2,3,4]	6,148,800
5,250,000	6.250% (3-Month U.S. Treasury Bill + 625.00 basis points), 2/26/2029[2,3,4]	5,476,275
1,000,000	Phoenix 3 RE Pte Ltd. 0.000% ,1/4/2039*,4	1,164,200
3,450,000	Ramble Re Ltd. 10.360% (3-Month U.S. Treasury Bill + 648.00 basis points), 3/5/2027[2,3,4,5]	3,468,285
2,750,000	Riverfront Re Ltd. 5.500% (3-Month U.S. Treasury Bill + 550.00 basis points), 1/8/2029[2,3,4]	2,894,650
4,500,000	Titania Re Ltd. 6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 11/26/2027[2,3,4]	4,648,050

3

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	Wrigley Re Ltd. 6.230% (Federated Hermes US Treasury Cash Reserves Fund Yield + 623.00 basis points), 8/7/2026[2,3,4]	$1,031,800
		138,194,999
	TOTAL GLOBAL
	(Cost $139,108,102)	142,454,549
	JAPAN — 2.4%
	EARTHQUAKE — 0.4%
2,500,000	Nakama Re Pte Ltd. 2.100% (3-Month U.S. Treasury Bill + 210.00 basis points), 4/23/2030[2,3]	2,524,750
	MULTI-PERIL — 2.0%
	Tomoni Re Pte Ltd.
9,145,000	6.010% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 213.00 basis points), 4/7/2026[2,3]	9,188,896
3,000,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 4/5/2028[2,3]	3,082,800
		12,271,696
	TOTAL JAPAN
	(Cost $14,623,600)	14,796,446
	UNITED STATES — 54.0%
	EARTHQUAKE — 5.2%
1,250,000	Logistics Re Ltd. 6.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 600.00 basis points), 12/21/2027[2,3,4]	1,278,250
	Torrey Pines Re Ltd.
5,775,000	9.186% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 530.60 basis points), 6/5/2026[2,3]	5,854,695
500,000	9.916% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 603.60 basis points), 6/7/2027[2,3]	523,450
4,125,000	3.750% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 375.00 basis points), 6/7/2028[2,3,4]	4,221,525
5,500,000	Ursa Re II Ltd. 7.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 700.00 basis points), 12/6/2025[2,3,4]	5,516,500
4,250,000	Ursa Re Ltd. 5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 12/6/2025[2,3,4]	4,256,375
	Veraison Re Ltd.
7,750,000	6.788% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 678.80 basis points), 3/9/2026[3,6]	7,854,625
3,000,000	3.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 350.00 basis points), 3/8/2028[2,3,4]	3,034,200

4

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
250,000	Wrigley Re Ltd. 6.700% (Federated Hermes US Treasury Cash Reserves Fund Yield + 670.00 basis points), 8/7/2026[2,3,4]	$257,625
		32,797,245
	MULTI-PERIL — 20.4%
	Aquila Re I Ltd. Series 2023-1
2,500,000	5.650% (Dreyfus Tresurry Securities Cash Management Fund Yield + 534.00 basis points), 6/8/2026[2,3,4]	2,564,250
250,000	7.260% (Dreyfus Tresurry Securities Cash Management Fund Yield + 726.00 basis points), 6/8/2026[2,3,4]	259,250
2,000,000	Atela Re Ltd. 14.250% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 1,425.00 basis points), 5/9/2027[2,3]	2,208,200
500,000	Bonanza RE Ltd. 0.000% MSILF Treasury Securities Portfolio Fund Yield, 1/8/2026*,2,3	495,100
3,750,000	Finca RE Ltd. 5.250% (3-Month U.S. Treasury Bill + 525.00 basis points), 6/7/2028[2,3,4]	3,901,125
15,250,000	Foundation Re IV Ltd. 6.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 625.00 basis points), 1/8/2027[2,3,4]	15,692,250
	Four Lakes Re Ltd.
2,760,000	10.670% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 681.00 basis points), 1/7/2026[2,3,4]	2,784,840
2,500,000	5.500% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 550.00 basis points), 1/7/2028[2,3,4]	2,543,250
250,000	Four Lakes RE Ltd. 5.800% (3-Month U.S. Treasury Bill + 580.00 basis points), 1/7/2027[2,3,4]	256,475
6,750,000	Genesee Street Re Ltd. 3.250% (1-Month U.S. Treasury Bill + 325.00 basis points), 4/7/2028[2,3,4]	6,855,300
1,000,000	Herbie Re Ltd. 10.750% (3-Month U.S. Treasury Bill + 1,075.00 basis points), 1/8/2029[2,3,4]	1,072,600
2,500,000	High Point Re Ltd. 5.750% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 564.00 basis points), 1/6/2027[2,3,4]	2,562,500
1,425,000	Locke Tavern Re Ltd. 4.962% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 496.20 basis points), 4/9/2026[2,3]	1,449,367
1,250,000	Long Point Re IV Ltd. 4.250% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 425.00 basis points), 6/1/2026[2,3,4]	1,268,125
	Mayflower Re Ltd.
500,000	4.925% (Federated Hermes US Treasury Cash Reserves Fund Yield + 492.50 basis points), 7/8/2027[2,3,4]	515,500
2,750,000	3.500% (1-Month U.S. Treasury Bill + 350.00 basis points), 7/7/2028[2,3,4]	2,824,250

5

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
5,250,000	Merna Re Companywide Ltd. 7.000% (3-Month U.S. Treasury Bill + 700.00 basis points), 7/7/2028[2,3]	$5,639,025
5,500,000	Merna Re Enterprise Ltd. 7.750% (3-Month U.S. Treasury Bill + 775.00 basis points), 7/7/2028[2,3]	5,723,300
	Merna Reinsurance II Ltd.
6,500,000	12.252% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 838.00 basis points), 7/7/2026[2,3,5]	6,817,850
250,000	7.470% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 747.00 basis points), 7/7/2027[2,3]	266,925
2,250,000	8.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 849.00 basis points), 7/7/2027[2,3,4,5]	2,357,325
1,000,000	7.750% (3-Month U.S. Treasury Bill + 775.00 basis points), 7/7/2028[2,3]	1,044,800
1,000,000	8.750% (3-Month U.S. Treasury Bill + 875.00 basis points), 7/7/2028[2,3]	1,062,000
1,000,000	Residential Reinsurance 2004 Ltd. 5.380% (3-Month U.S. Treasury Bill + 538.00 basis points), 12/6/2028[2,3]	1,043,400
875,000	Residential Reinsurance 2022 Ltd. 7.590% (3-Month U.S. Treasury Bill + 759.00 basis points), 12/6/2026[2,3]	917,088
	Residential Reinsurance 2023 Ltd.
10,000,000	5.970% (3-Month U.S. Treasury Bill + 597.00 basis points), 12/6/2027[2,3]	10,622,000
500,000	8.700% (1-Month U.S. Treasury Bill + 870.00 basis points), 12/6/2027[2,3]	532,750
	Residential Reinsurance 2025 Ltd.
7,750,000	5.750% (3-Month U.S. Treasury Bill + 575.00 basis points), 6/6/2029[2,3,4]	8,022,025
3,000,000	3.250% (3-Month U.S. Treasury Bill + 325.00 basis points), 12/6/2029[2,3]	3,000,000
2,000,000	10.250% (3-Month U.S. Treasury Bill + 1,025.00 basis points), 12/6/2029[2,3]	2,000,000
	Sanders RE II Ltd.
1,500,000	4.000% (3-Month U.S. Treasury Bill + 400.00 basis points), 4/7/2028[2,3]	1,545,300
250,000	7.000% (3-Month U.S. Treasury Bill + 700.00 basis points), 6/7/2028[2,3]	264,600
250,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 399.00 basis points), 4/7/2029[2,3]	254,975
10,250,000	4.250% (3-Month U.S. Treasury Bill + 425.00 basis points), 4/8/2030[2,3]	10,773,775
2,750,000	4.750% (3-Month U.S. Treasury Bill + 475.00 basis points), 4/8/2030[2,3]	2,914,175
	Sanders Re III Ltd.
9,750,000	8.140% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 772.00 basis points), 6/5/2026[2,3]	10,130,250
250,000	5.470% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 547.00 basis points), 4/7/2027[2,3]	259,975
3,125,000	6.270% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 599.00 basis points), 4/7/2027[2,3]	3,276,875
250,000	5.560% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 556.00 basis points), 4/7/2028[2,3]	264,350
500,000	Stabilitas Re Ltd. 8.480% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 848.00 basis points), 6/5/2026[2,3,4]	517,200

6

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,500,000	Yosemite Re Ltd. 7.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 725.00 basis points), 6/7/2028[2,3,4]	$1,592,550
		128,094,895
	WINDSTORM — 28.4%
7,250,000	1886 Re Ltd. 4.500% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 450.00 basis points), 7/9/2029[2,3,4]	7,595,100
1,000,000	3264 Re Ltd. 7.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 700.00 basis points), 7/8/2027[2,3,4]	1,056,900
1,000,000	Armor RE II Ltd. 8.500% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 850.00 basis points), 1/7/2028[2,3]	1,065,800
	Bayou Re Ltd.
6,250,000	8.332% (Dreyfus Tresurry Securities Cash Management Fund Yield + 833.20 basis points), 4/30/2027[2,3,4]	6,668,750
1,900,000	7.000% (Dreyfus Tresurry Securities Cash Management Fund Yield + 700.00 basis points), 5/8/2028[2,3]	1,919,760
	Blue Ridge Re Ltd.
6,500,000	5.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 525.00 basis points), 1/8/2027[2,3]	6,724,900
500,000	7.990% (Federated Hermes US Treasury Cash Reserves Fund Yield + 799.00 basis points), 1/8/2027[2,3]	528,750
4,000,000	Bluebonnet RE Ltd. 5.750% (Federated Hermes US Treasury Cash Reserves Fund Yield + 575.00 basis points), 6/7/2028[2,3]	4,221,600
1,750,000	Bonanza Re Ltd. 8.450% (MSILF Treasury Securities Portfolio Fund Yield + 803.00 basis points), 1/8/2026[2,3]	1,766,625
	Cape Lookout Re Ltd.
15,550,000	7.200% (Federated Hermes US Treasury Cash Reserves Fund Yield + 720.20 basis points), 4/28/2026[2,3]	16,021,165
2,750,000	6.900% (Federated Hermes US Treasury Cash Reserves Fund Yield + 690.00 basis points), 3/13/2028[2,3,4]	2,889,975
750,000	Charles River Re Ltd. 7.632% (Dreyfus Tresurry Securities Cash Management Fund Yield + 763.20 basis points), 5/10/2027[2,3]	795,600
4,750,000	Chartwell RE Ltd. 6.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 600.00 basis points), 6/7/2028[2,3,4]	4,979,425
	Citrus Re Ltd.
250,000	6.590% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 659.00 basis points), 6/7/2026[2,3,4]	258,350

7

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	WINDSTORM (Continued)
3,250,000	4.500% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 450.00 basis points), 6/7/2028[2,3,4]	$3,367,000
1,250,000	7.750% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 775.00 basis points), 6/7/2028[2,3,4]	1,290,500
7,750,000	Commonwealth Re Ltd. 4.270% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 385.70 basis points), 7/8/2026[2,3]	7,881,750
	Everglades Re II Ltd.
8,650,000	10.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,050.00 basis points), 5/13/2027[2,3]	9,287,505
11,000,000	8.750% (1-Month U.S. Treasury Bill + 875.00 basis points), 5/19/2028[2,3,4]	11,660,000
1,000,000	First Coast Re IV Ltd. 6.500% (3-Month U.S. Treasury Bill + 650.00 basis points), 3/10/2028[2,3,4]	1,038,700
7,000,000	Fish Pond Re Ltd. 4.020% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 402.00 basis points), 1/8/2027[2,3,4]	7,168,000
250,000	Gateway Re II Ltd. 9.570% (3-Month U.S. Treasury Bill + 957.00 basis points), 4/27/2026[2,3,4]	260,550
	Gateway Re Ltd.
500,000	3.860% 3-Month U.S. Treasury Bill, 12/22/2025[2,3]	498,250
2,000,000	3.860% BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield, 12/22/2025[2,3]	1,990,000
250,000	13.940% (1-Month U.S. Treasury Bill + 1,394.00 basis points), 2/24/2026[2,3,4]	260,125
5,057,000	9.500% (1-Month U.S. Treasury Bill + 950.00 basis points), 7/7/2027[2,3,4]	5,342,721
4,750,000	5.900% (1-Month U.S. Treasury Bill + 590.00 basis points), 7/8/2027[2,3,4]	4,950,925
5,750,000	4.250% (1-Month U.S. Treasury Bill + 425.00 basis points), 7/7/2028[2,3,4]	5,833,950
4,950,000	7.000% (BlackRock Liquidity Funds Tresury Trust Fund Portfolio Yield + 700.00 basis points), 7/7/2028[2,3,4]	5,165,325
1,250,000	Hestia Re Ltd. 6.750% (1-Month U.S. Treasury Bill + 675.00 basis points), 3/13/2028[2,3,4]	1,279,875
	Integrity RE III Ltd.
1,250,000	8.000% (1-Month U.S. Treasury Bill + 800.00 basis points), 6/6/2027[2,3]	1,308,625
2,500,000	8.000% (1-Month U.S. Treasury Bill + 800.00 basis points), 6/6/2028[2,3]	2,618,000
5,000,000	Integrity Re Ltd. 10.554% (1-Month U.S. Treasury Bill + 1,055.40 basis points), 6/6/2026[2,3]	5,277,500
14,225,000	Lightning Re Series 2023-1 11.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,100.00 basis points), 3/31/2026[2,3,4]	14,795,422
250,000	Lower Ferry Re Ltd. 4.646% (MSILF Treasury Securities Portfolio Fund Yield + 464.60 basis points), 7/8/2026[2,3,4]	256,225
1,750,000	Marlon Ltd. 11.186% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 730.60 basis points), 6/7/2027[2,3,4]	1,872,850
	Merna Reinsurance II Ltd.

8

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	WINDSTORM (Continued)
250,000	10.740% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,047.00 basis points), 7/7/2026[2,3]	$265,775
250,000	8.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 875.00 basis points), 7/7/2027[2,3]	266,325
	Nature Coast Re Ltd.
4,150,000	10.000% (3-Month U.S. Treasury Bill + 1,000.00 basis points), 12/7/2026[2,3,4]	4,341,730
750,000	13.500% (3-Month U.S. Treasury Bill + 1,350.00 basis points), 12/7/2026[2,3,4]	784,650
3,750,000	Palm RE Ltd. 7.750% (1-Month U.S. Treasury Bill + 775.00 basis points), 6/7/2028[2,3,4]	3,974,625
1,500,000	Purple Re Ltd. 7.250% (1-Month U.S. Treasury Bill + 725.00 basis points), 6/7/2028[2,3,4]	1,594,800
500,000	Queen Street 2023 Re DAC 7.500% (3-Month U.S. Treasury Bill + 750.00 basis points), 12/8/2025[2,3,4]	502,500
8,700,000	Recoletos Re DAC 5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 1/7/2028[2,3,4]	8,924,460
5,000,000	Sabine Re Ltd. 8.520% (1-Month U.S. Treasury Bill + 852.00 basis points), 4/7/2027[2,3,4]	5,250,000
2,000,000	Solis RE Ltd. 3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 7/7/2028[2,3,4]	2,045,200
		177,846,563
	TOTAL UNITED STATES
	(Cost $329,953,565)	338,738,703
	TOTAL EVENT LINKED BONDS
	(Cost $519,540,083)	532,401,869
	PREFERRED NOTES — 14.0%
	GLOBAL — 7.8%
	MULTI-PERIL — 7.8%
10,000,000	Consulate Re 2025-10 4.044%, 12/31/2025[7,8]	9,822,000
10,000,000	Consulate Re 2025-11 4.044%, 12/31/2025[7,8]	9,968,000
5,000,000	Consulate Re 2025-15 4.044%, 3/31/2026[7,8]	4,870,500
5,000,000	Consulate Re 2025-25 4.044%, 7/29/2026[7,8]	4,577,000
5,000,000	Consulate Re 2025-2A 4.044%, 12/31/2025[7,8]	4,900,000
5,000,000	Consulate Re 2025-3A 4.044%, 12/31/2025[7,8]	4,892,500

9

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
10,000,002	Consulate Re 2025-9A 4.044%, 12/31/2025[7,8]	$9,692,002
	TOTAL GLOBAL
	(Cost $48,722,099)	48,722,002
	UNITED STATES — 6.2%
	MULTI-PERIL — 2.3%
5,000,000	Consulate Re 2025-12 4.044%, 12/31/2025[7,8]	4,980,500
5,000,000	Consulate Re 2025-13 4.044%, 12/31/2025[7,8]	4,759,500
5,000,000	Consulate Re 2025-24 4.044%, 7/13/2026[7,8]	4,866,500
		14,606,500
	WINDSTORM — 3.9%
2,500,000	Consulate Re 2025-17 4.044%, 12/15/2025[7,8]	2,475,250
2,500,000	Consulate Re 2025-19 4.044%, 12/15/2025[7,8]	2,481,000
5,000,000	Consulate Re 2025-20 4.044%, 12/15/2025[7,8]	4,791,000
5,000,000	Consulate Re 2025-21 4.044%, 12/15/2025[7,8]	4,972,000
5,000,000	Consulate Re 2025-5A 4.044%, 12/15/2025[7,8]	4,985,500
5,000,000	Consulate Re 2025-6A 4.044%, 12/15/2025[7,8]	4,977,500
		24,682,250
	TOTAL UNITED STATES
	(Cost $39,288,503)	39,288,750
	TOTAL PREFERRED NOTES
	(Cost $88,010,602)	88,010,752

Number of Shares
	SHORT-TERM INVESTMENTS — 2.0%
12,208,217	Fidelity Investments Money Market Government Portfolio - Class I 3.99%[9]	12,208,217
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,208,217)	12,208,217
	TOTAL INVESTMENTS — 100.9%
	(Cost $619,758,902)	632,620,838
	Liabilities in Excess of Other Assets — 0.9%	(5,776,249)
	TOTAL NET ASSETS — 100.0%	$626,844,589

10

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

SOFR – Secured Overnight Financing Rate

US – United States

*	Non-income producing security.
[1]	Local currency.
[2]	Floating rate security. Reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $531,237,669, which represents 84.8% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $11,050,426, which represents 1.8% of total net assets of the Fund.
[6]	Variable rate security. Rate shown is the rate in effect as of October 31, 2025.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Restricted securities, representing 14.0% of Total Net Assets. The total value of these securities is $88,010,752.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2025	Unrealized Appreciation/ (Depreciation)
Euro	UMB Bank NA	EUR per USD	1/16/2026	(2,510,000)	(2,913,105)	(2,905,674)	7,431
Euro	UMB Bank NA	EUR per USD	3/16/2026	(2,250,000)	(2,492,178)	(2,611,991)	(119,813)
Euro	UMB Bank NA	EUR per USD	4/20/2026	(2,450,000)	(2,864,246)	(2,849,435)	14,811
Euro	UMB Bank NA	EUR per USD	5/26/2026	(2,500,000)	(2,896,025)	(2,910,065)	(14,040)
Euro	UMB Bank NA	EUR per USD	6/9/2026	(3,348,000)	(3,881,336)	(3,899,772)	(18,436)
Euro	UMB Bank NA	EUR per USD	7/14/2026	(2,000,000)	(2,376,800)	(2,333,525)	43,275
Canadian Dollar	UMB Bank NA	CAD per USD	9/4/2026	(3,250,000)	(2,376,600)	(2,351,699)	24,901
Euro	UMB Bank NA	EUR per USD	9/9/2026	(1,620,000)	(1,924,884)	(1,895,339)	29,545
Euro	UMB Bank NA	EUR per USD	9/11/2026	(2,820,000)	(3,352,980)	(3,299,611)	53,369
Euro	UMB Bank NA	EUR per USD	10/13/2026	(3,150,000)	(3,701,880)	(3,691,420)	10,460
Euro	UMB Bank NA	EUR per USD	11/2/2026	(2,000,000)	(2,343,200)	(2,340,773)	2,427
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(31,123,234)	$(31,089,304)	$33,930

EUR – Euro

CAD – Canadian Dollar

See accompanying Notes to Financial Statements.

12

The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Principal Amount		Value
	U.S. TREASURY NOTES — 96.0%
$11,013,000	United States Treasury Note 4.250%, 8/15/2035[1]	$11,150,663
	TOTAL U.S. TREASURY NOTES
	(Cost $11,111,579)	11,150,663

Number of Shares
	SHORT-TERM INVESTMENTS — 2.9%
339,823	Fidelity Investments Money Market Government Portfolio - Class I 3.989%[2]	339,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $339,823)	339,823
	TOTAL INVESTMENTS — 98.9%
	(Cost $11,451,402)	11,490,486
	Other Assets in Excess of Liabilities — 1.1%	131,573
	TOTAL NET ASSETS — 100.0%	$11,622,059

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $303,750, which represents 2.6% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)

144	3 Month SOFR	September 2027	$34,876,800	$(7,800)
51	U.S. 10 Year Treasury Note	December 2025	5,746,266	5,469

TOTAL FUTURES CONTRACTS			$40,623,066	$(2,331)

SOFR - Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

14

Embassy Asset Management Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2025

	The Ambassador Fund	The Diplomat Fund
Assets:
Investments, at value (cost $619,758,902 and $11,451,402, respectively)	$632,620,838	$11,490,486
Foreign currency, at value (cost $2,450,588 and $0, respectively)	2,442,638	-
Cash	450,577	-
Cash deposited with brokers for futures contracts	-	56,154
Receivables:
Investment securities sold	1,034,264	-
Unrealized appreciation on forward foreign currency exchange contracts	186,219	-
Fund shares sold	1,041,807	25,000
Dividends and interest	4,830,573	100,744
Due from Advisor	-	8,926
Prepaid expenses	52,833	11,614
Total assets	642,659,749	11,692,924

Liabilities:
Payables:
Investment securities purchased	14,683,764	-
Fund shares redeemed	99,087	-
Variation margin on futures contracts	-	2,331
Advisory fees	662,650	-
Fund administration and fund accounting fees	55,729	12,586
Transfer agent fees and expenses	5,446	2,909
Unrealized depreciation on forward foreign currency exchange contracts	152,289	-
Commitment fees payable (Note 10)	55,789	-
Auditing fees	19,850	18,376
Trustees' deferred compensation (Note 3)	18,066	12,672
Custody fees	6,605	1,135
Legal fees	4,246	8,370
Chief Compliance Officer fees	2,802	1,838
Trustees' fees and expenses	504	3,290
Accrued other expenses	48,333	7,358
Total liabilities	15,815,160	70,865
Commitments and contingencies (Note 3)
Net Assets	$626,844,589	$11,622,059

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$623,486,221	$12,137,525
Total distributable earnings (accumulated deficit)	3,358,368	(515,466)
Net Assets	$626,844,589	$11,622,059

Shares of beneficial interest issued and outstanding	61,666,006	1,171,856
Offering and redemption price per share	$10.17	$9.92

See accompanying Notes to Financial Statements.

15

Embassy Asset Management Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	The Ambassador Fund	The Diplomat Fund
Investment income:
Interest	$53,384,751	$302,527
Total investment income	53,384,751	302,527

Expenses:
Advisory fees	5,916,812	65,147
Fund administration and accounting fees	385,480	88,346
Transfer agent fees and expenses	33,041	15,505
Commitment fees (Note 10)	74,557	-
Registration fees	70,990	25,358
Miscellaneous	54,278	4,800
Custody fees	30,001	7,830
Shareholder reporting fees	23,823	5,997
Legal fees	22,158	20,845
Auditing fees	20,944	19,078
Interest expense on borrowings (Note 10)	20,778	-
Trustees' fees and expenses	18,513	14,979
Chief Compliance Officer fees	10,450	9,307
Insurance fees	5,086	2,872
Interest expense	1,299	1,722
Total expenses	6,688,210	281,786
Advisory fees recovered (waived)	236,817	(65,147)
Other expenses (absorbed)	-	(142,528)
Net expenses	6,925,027	74,111
Net investment income (loss)	46,459,724	228,416

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,496,028	(80,912)
Futures contracts	-	(214,446)
Forward contracts	(348,508)	-
Foreign currency transactions	61,457	-
Net realized gain (loss)	3,208,977	(295,358)
Net change in unrealized appreciation (depreciation) on:
Investments	6,944,476	53,551
Futures contracts	-	(2,331)
Forward contracts	60,789	-
Foreign currency translations	43,511	-
Net change in unrealized appreciation (depreciation)	7,048,776	51,220
Net realized and unrealized gain (loss)	10,257,753	(244,138)

Net Increase (Decrease) in Net Assets from Operations	$56,717,477	$(15,722)

See accompanying Notes to Financial Statements.

16

The Ambassador Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46,459,724	$26,131,593
Net realized gain (loss) on investments, forward contracts, and foreign currency transactions	3,208,977	524,699
Net change in unrealized appreciation (depreciation) on investments, forward contracts, and foreign currency translations	7,048,776	4,563,167
Net increase (decrease) in net assets resulting from operations	56,717,477	31,219,459
Distributions to Shareholders:
Total distributions to shareholders	(60,947,384)	(26,791,066)
Capital Transactions:
Net proceeds from shares sold	339,702,640	284,612,327
Reinvestment of distributions	59,354,893	25,994,349
Cost of shares redeemed	(107,370,542)	(103,363,584)
Net increase (decrease) in net assets from capital transactions	291,686,991	207,243,092

Total increase (decrease) in net assets	287,457,084	211,671,485
Net Assets
Beginning of period	339,387,505	127,716,020
End of period	$626,844,589	$339,387,505
Capital Share Transactions:
Shares sold	33,482,930	27,969,889
Shares reinvested	5,874,809	2,572,158
Shares redeemed	(10,604,687)	(10,155,843)
Net increase (decrease) in capital share transactions	28,753,052	20,386,204

See accompanying Notes to Financial Statements.

17

The Diplomat Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$228,416	$335,642
Net realized gain (loss) on investments and futures contracts	(295,358)	(197,439)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	51,220	781,297
Net increase (decrease) in net assets resulting from operations	(15,722)	919,500
Distributions to Shareholders:
Total distributions to shareholders	(232,575)	(805,714)
Capital Transactions:
Net proceeds from shares sold	8,032,542	1,999,018
Reinvestment of distributions	232,575	805,714
Cost of shares redeemed	(7,530,845)	(2,565,179)
Net increase (decrease) in net assets from capital transactions	734,272	239,553

Total increase (decrease) in net assets	485,975	353,339
Net Assets
Beginning of period	11,136,084	10,782,745
End of period	$11,622,059	$11,136,084
Capital Share Transactions:
Shares sold	814,031	204,284
Shares reinvested	24,084	83,364
Shares redeemed	(798,978)	(263,412)
Net increase (decrease) in capital share transactions	39,137	24,236

See accompanying Notes to Financial Statements.

18

The Ambassador Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2025

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$56,717,477
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(513,937,289)
Sales of long-term investments	262,994,330
Purchases/Sales of short-term investments, net	(25,165,761)
Net amortization on investments	(9,215,053)
Net realized (gain) loss	(3,496,028)
Net change in unrealized appreciation/depreciation	(7,005,265)
(Increase) Decrease in Assets:
Investment securities sold receivable	(1,034,264)
Dividends and interest	(2,251,728)
Prepaid expenses and other assets	(17,956)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	14,683,764
Advisory fees payable	332,646
Accrued expenses	87,878
Total Cash flows provided by (used for) operating activities:	(227,307,249)

Cash flows provided by (used for) financing activities:
Proceeds from borrowings	21,000,000
Payments for borrowings	(21,000,000)
Proceeds from shares sold	339,027,767
Cost of shares redeemed	(107,288,193)
Dividends paid to shareholders, net of reinvestments	(1,592,491)
Total Cash flows provided by (used for) financing activities:	230,147,083

Net increase (decrease) in cash	2,839,834

Cash and cash equivalents:
Beginning cash balance	—
Beginning foreign cash	53,381
Total beginning cash and cash equivalents	53,381

Ending cash balance	450,577
Ending foreign cash	2,442,638
Total ending cash and cash equivalents	$2,893,215
Non-cash financing activities from reinvestment of distributions	59,354,893
Interest payments on margin loan	1,299

See accompanying Notes to Financial Statements.

19

The Ambassador Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period Ended October 31,
	2025	2024	2023	2022*
Net asset value, beginning of period	$10.31	$10.20	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.96	1.19	0.92	0.17
Net realized and unrealized gain (loss)	0.16	0.10	0.21	(0.35)
Total from investment operations	1.12	1.29	1.13	(0.18)

Less Distributions:
From net investment income	(1.26)	(1.16)	(0.64)	(0.10)
From net realized gain	-	(0.02)	(0.01)	-
Total distributions	(1.26)	(1.18)	(0.65)	(0.10)

Net asset value, end of period	$10.17	$10.31	$10.20	$9.72

Total return[2]	11.61%	13.50%	11.94%	(1.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$626,845	$339,388	$127,716	$27,436

Ratio of expenses to average net assets (including interest expense, tax expense, and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	1.36%	1.48%	1.83%	2.54%[5]
After fees waived and expenses absorbed/recovered[4]	1.41%	1.46%	1.61%	1.29%[5,6]
Ratio of net investment income (loss) to average net assets (including interest expense, tax expense, and commitment fees):
Before fees waived and expenses absorbed/recovered	9.47%	11.63%	8.99%	0.76%[5]
After fees waived and expenses absorbed/recovered	9.42%	11.65%	9.21%	2.01%[5]

Portfolio turnover rate	67%	117%	145%	61%[3]

*	Commencement of operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01%, 0.06% and 0.21% for the years ended October 31, 2025, 2024 and 2023, respectively. If commitment fees had been excluded, the expense ratios would have been lowered by 0.17% for the period ended October 31, 2022.
[5]	Annualized.
[6]	For the period December 29, 2021 through April 30, 2022, the Advisor voluntarily waived a portion of its fees totaled $49,965 for the Fund and will not seek recoupment for the portion of this voluntarily waived amount.

See accompanying Notes to Financial Statements.

20

The Diplomat Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period Ended October 31,
	2025	2024	2023	2022*
Net asset value, beginning of period	$9.83	$9.73	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.31	0.30	0.27	(0.01)
Net realized and unrealized gain (loss)	0.08	0.55	0.05	(0.27)
Total from investment operations	0.39	0.85	0.32	(0.28)

Less Distributions:
From net investment income	(0.30)	(0.30)	(0.23)	-
From net realized gain	-	(0.45)	(0.08)	-
Total distributions	(0.30)	(0.75)	(0.31)	-

Net asset value, end of period	$9.92	$9.83	$9.73	$9.72

Total return[2]	4.03%	9.02%	3.19%	(2.80)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,622	$11,136	$10,783	$1,739

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[4]	3.89%	2.84%	4.37%	19.44%[5]
After fees waived and expenses absorbed/recovered[4]	1.02%	1.00%	1.00%	3.93%[5]
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered	0.29%	1.27%	(0.69)%	(16.02)%[5]
After fees waived and expenses absorbed/recovered	3.16%	3.11%	2.68%	(0.51)%[5]

Portfolio turnover rate	323%	76%	6%	-%[3]

*	Commencement of operations on September 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2025. If commitment fees had been excluded, the expense ratios would have been lowered by 2.93% for the period ended October 31, 2022.
[5]	Annualized.

See accompanying Notes to Financial Statements.

21

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1 – Organization

The Ambassador Fund is organized as a non-diversified series and The Diplomat Fund is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Ambassador Fund’s primary investment objective is to seek current income and pursues its investment objective by investing primarily in "catastrophe" or "cat" bonds ("Cat Bonds"). The Ambassador Fund commenced investment operations on December 29, 2021. The Diplomat Fund’s primary investment objective is to seek total return and pursues its investment objective by investing primarily in debt securities of the U.S. Government and interest rate futures contracts related to debt securities (“Interest Rate Futures”). The Diplomat Fund commenced investment operations on September 13, 2022.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value investments in open-end investment companies at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider factors such as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

22

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025, and during all open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Diplomat Fund will make distributions of net investment income quarterly, and The Ambassador Fund will make distributions of net investment income monthly. The Funds will make distributions of net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

23

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(f) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(g) Insurance-Linked Securities Risk

The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as hurricanes, earthquakes, tornadoes, pandemics, fires and floods; or (ii) certain non-natural events resulting from human activity such as commercial and industrial accidents or business interruptions), will occur and a Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. For example, major natural disasters or commercial and industrial accidents can result in significant losses and investors in insurance-linked securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent a Fund invests in insurance-linked securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the insurance-linked securities held by the Fund will result in substantial losses to the Fund. A majority of The Ambassador Fund’s assets will typically be invested in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this uncertainty, insurance-linked securities carry a high degree of risk.

(h) Catastrophe Bonds

Catastrophe Bonds (“Cat Bonds”), a type of event-linked bond, carry significant uncertainties and major risk exposures to adverse conditions. If a trigger event occurs, as defined within the terms of a Cat Bond, a Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophe” events that, if they occur, will result in significant losses, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring, resulting in potential loss to a Fund. A majority of The Ambassador Fund's assets will typically be invested in Cat Bonds.

24

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(i) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Diplomat Fund intends to invest primarily in positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

25

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(j) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Embassy Asset Management LP (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. Prior to November 1, 2022, commitment fees were excluded from the agreement. This agreement is effective until February 28, 2026 for the Funds, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
The Ambassador Fund	1.20%	1.40%
The Diplomat Fund	0.90%	1.00%

†	Investment advisory fees and the total limit on annual operating expenses are calculated based on each Fund’s average daily net assets.

For the year ended October 31, 2025, the Advisor recovered expenses previously waived totaling $236,817 from The Ambassador Fund and waived its advisory fees and absorbed other expenses totaling $207,675 for The Diplomat Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amounts are noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

26

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

	The Ambassador Fund	The Diplomat Fund
2026	93,754	228,182
2027	53,084	198,408
2028	-	207,675
Total	$146,838	$634,265

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., (“UMB Bank”) an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2025, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2025, are reported on the Statements of Operations.

27

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 4 – Federal Income Taxes

At October 31, 2025, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	The Ambassador Fund	The Diplomat Fund
Cost of investments	$633,319,915	$11,451,402

Gross unrealized appreciation	159,060	43,167
Gross unrealized depreciation	(858,137)	(4,083)

Net unrealized appreciation (depreciation)	$(699,077)	$39,084

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
The Ambassador Fund	$509	$(509)
The Diplomat Fund	-	-

The tax basis of the components of distributable earnings (accumulated deficit) at October 31, 2025 were as follows:

	The Ambassador Fund	The Diplomat Fund
Undistributed ordinary income	$6,548,405	$29,188
Undistributed long-term capital gains	-	(571,066)
Tax accumulated earnings	6,548,405	(541,878)

Accumulated capital and other losses	(2,516,966)	-
Unrealized appreciation (depreciation)	(655,005)	39,084
Unrealized deferred compensation	(18,066)	(12,672)
Total distributable earnings (accumulated deficit)	$3,358,368	$(515,466)

The tax character of distributions paid by The Ambassador Fund and by The Diplomat Fund for the year ended October 31, 2025 and the periods ended October 31, 2024 were as follows:

	The Ambassador Fund
	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$60,947,384	$26,791,066
Net long-term capital gains	-	-
Total distributions paid	$60,947,384	$26,791,066

28

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

	The Diplomat Fund
	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$232,575	$524,715
Net long-term capital gains	-	280,999
Total distributions paid	$232,575	$805,714

As of October 31, 2025, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	Short-term	Long-term	Total
The Ambassador Fund	$2,382,390	$134,576	$2,516,966
The Diplomat Fund	437,720	133,346	571,066

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2025, were as follows:

Fund	Purchases	Sales
The Ambassador Fund	$513,937,289	$262,994,330
The Diplomat Fund	23,944,637	23,163,666

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
29

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Funds’ assets carried at fair value:

The Ambassador Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Event Linked Bonds[1]	$-	$532,401,869	$-	$532,401,869
Preferred Notes	-	-	88,010,752	88,010,752
Short-Term Investments	12,208,217	-	-	12,208,217
Total Investments	$12,208,217	$532,401,869	$88,010,752	$632,620,838
Other Financial Instruments[2]
Forward Contracts		186,219		186,219
Total Assets	$12,208,217	$532,588,088	$88,010,752	$632,807,057
Liabilities
Other Financial Instruments[2]
Forward Contracts	$-	$152,289	$-	$152,289
Total Liabilities	$-	$152,289	$-	$152,289

30

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The Diplomat Fund	Level 1	Level 2	Level 3[3]	Total
Assets
Investments
U.S. Treasury Notes	$-	$11,150,663	$-	$11,150,663
Short-Term Investments	339,823	-	-	339,823
Total Investments	$339,823	$11,150,663	$-	$11,490,486
Liabilities
Other Financial Instruments[2]
Futures Contracts	$2,331	$-	$-	$2,331
Total Liabilities	$2,331	$-	$-	$2,331

[1]	For a detailed break-out of Event Linked Bonds by geography and peril, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[3]	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value for The Ambassador Fund:

Preferred Notes
Balance as of October 31, 2024	$42,148,500
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Amortization	11,037,637
Total gains or losses for the period	(29,154)
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Net purchases	77,353,769
Net maturities	(42,500,000)
Balance as of October 31, 2025	$88,010,752
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$64

31

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2025 for The Ambassador Fund.

Asset Class	Fair Value at Period End	Valuation Technique(s)	Unobservable Input(s)	Range of Input(s)	Weighted Average of Input(s)	Impact to Valuation from an Increase in Input(s)[1]
Preferred Notes	$88,010,752	Insurance industry loss model	Estimated losses: Estimated Premium Earned:	$0 $0.00 - $2 MM	$97.83	Increase

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

MM - units of figures presented are in millions.

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. During the year ended October 31, 2025, The Diplomat Fund invested in futures contracts and The Ambassador Fund invested in foreign currency contracts.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of October 31, 2025, by risk category are as follows:

The Ambassador Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$186,219	Unrealized depreciation on forward foreign currency exchange contracts	$152,289

The Diplomat Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Interest rate contracts	Variation margin on futures contracts	$-	Variation margin on futures contracts	$2,331

32

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The effects of derivative instruments on the Statements of Operations for the year ended October 31, 2025, are as follows:

The Ambassador Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(348,508)

The Diplomat Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(214,446)

The Ambassador Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$60,789

The Diplomat Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Futures Contracts
Interest rate contracts	$(2,331)

The average quarterly volume of derivative instruments held by the Funds during the year ended October 31, 2025 are as follows:

The Ambassador Fund			Total
Foreign exchange contracts	Forward Contracts	Notional Value	$(18,318,474)

The Diplomat Fund			Total
Interest Rate Contracts	Long Futures Contracts	Notional Value	$8,124,613
Interest Rate Contracts	Short Futures Contracts	Notional Value	(2,135,791)

Note 9 – Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

33

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Additional information on each restricted security held by the Fund on October 31, 2025 is as follows:

The Ambassador Fund
Security	Maturity Date	Initial Acquisition Date	Amount of Units	Amortized Cost	Fair Value	% of Net Assets
Consulate Re 2025-10	12/31/2025	1/1/2025	$10,000,000	$9,821,752	$9,822,000	1.57%
Consulate Re 2025-11	12/31/2025	1/1/2025	10,000,000	9,968,327	9,968,000	1.59%
Consulate Re 2025-12	12/31/2025	1/1/2025	5,000,000	4,980,393	4,980,500	0.79%
Consulate Re 2025-13	12/31/2025	1/1/2025	5,000,000	4,759,351	4,759,500	0.76%
Consulate Re 2025-15	12/31/2025	4/1/2025	5,000,000	4,870,432	4,870,500	0.78%
Consulate Re 2025-17	12/31/2025	6/1/2025	2,500,000	2,475,189	2,475,250	0.39%
Consulate Re 2025-19	12/31/2025	6/1/2025	2,500,000	2,480,922	2,481,000	0.40%
Consulate Re 2025-20	12/31/2025	6/1/2025	5,000,000	4,791,060	4,791,000	0.76%
Consulate Re 2025-21	12/31/2025	6/1/2025	5,000,000	4,972,026	4,972,000	0.79%
Consulate Re 2025-24	7/13/2026	7/14/2025	5,000,000	4,866,673	4,866,500	0.78%
Consulate Re 2025-25	7/29/2026	7/31/2025	5,000,000	4,576,982	4,577,000	0.73%
Consulate Re 2025-2A	12/31/2025	1/1/2025	5,000,000	4,899,910	4,900,000	0.78%
Consulate Re 2025-3A	12/31/2025	1/1/2025	5,000,000	4,892,394	4,892,500	0.78%
Consulate Re 2025-5A	12/15/2025	6/1/2025	5,000,000	4,985,337	4,985,500	0.80%
Consulate Re 2025-6A	12/15/2025	6/1/2025	5,000,000	4,977,552	4,977,500	0.79%
Consulate Re 2025-9A	12/31/2025	12/20/2024	10,000,002	9,692,302	9,692,002	1.55%

Note 10 – Borrowings

The Ambassador Fund entered into a Committed Repurchase Agreement Facility (“CRAF”) with UMB Bank, N.A on March 21, 2022. The terms were updated on April 3, 2025, and are set quarterly to follow either a 30-day or 60-day term reverse repurchase offer amounting to the lesser of 10% of the Fund’s assets or a total CRAF amount between $30,000,000 and $50,000,000 inclusive. The Fund is charged interest of Federal Funds Target Range - Upper Bound (FDTR) (or the published target rate if the Federal Reserve should no longer present a range) plus 1.00%. In addition to an annual non-refundable minimum commitment fee of $75,000, the Fund also pays an excess amount if the quarterly commitment fee is greater than $18,750. Such excess amount is calculated at 0.25% on the CRAF amount on the 30-day term, and at 0.35% on the 60-day term minus quarterly base commitment fee of $18,750. The borrowing activity for the year ended October 31, 2025, was as follows:

The Ambassador Fund
Largest amount outstanding on an individual day	$13,000,000
Average daily loan outstanding	372,603
Borrowed amounts outstanding as of October 31, 2025	-
Average interest rate when in use	5.50%

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

34

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2025, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
The Ambassador Fund	Charles Schwab & Co., Inc.	53.93%
The Ambassador Fund	National Financial Services, LLC	42.19%
The Diplomat Fund	Charles Schwab & Co., Inc.	72.27%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds' financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

On December 16, 2025, the Board approved The Ambassador Fund to launch additional share class (Class S) with 25 bps 12b-1 plan and designate existing share class as Institutional Class. The new share class will launch in the first quarter of 2026.

The Funds declared the payment of distributions to be paid, on December 22, 2025, to shareholders of record on December 19, 2025 as follows:

	Income	Short Term Capital Gain	Long Term Capital Gain
The Ambassador Fund	$0.1387	$-	$-
The Diplomat Fund	0.0710	-	-

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Embassy Asset Management

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Ambassador Fund and The Diplomat Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of October 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
The Ambassador Fund	For the year ended October 31, 2025	For the year ended October 31, 2025	For each of the two years ended October 31, 2025	For each of the three years ended October 31, 2025 and for the period December 29, 2021 (commencement of operations) through October 31, 2022
The Diplomat Fund	For the year ended October 31, 2025	N/A	For each of the two years ended October 31, 2025	For each of the three years ended October 31, 2025 and for the period September 13, 2022 (commencement of operations) through October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

36

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

37

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on October 15, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Embassy Asset Management LP (the “Advisor”) with respect to The Ambassador Fund (the “Ambassador Fund”) and The Diplomat Fund (the “Diplomat Fund” and together with the Ambassador Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended July 31, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Ambassador Fund’s total return for the one-year period was above the Miscellaneous Fixed Income Fund Universe median return and the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) return, but below the Peer Group median return and the Swiss Re Global Cat Bond Index (the “Cat Bond Index”) return by 0.76% and 0.97%, respectively. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the Bloomberg Index return, but below the Peer Group median return and the Cat Bond Index return by 1.28% and 2.86%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Cat Bond Index was due to the Fund’s conservative investment approach and relatively low insured losses during the periods. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

●	The Diplomat Fund’s total return for the one-year period was above the Peer Group and Intermediate Government Fund Universe median returns, the Bloomberg Index return, and the ICE U.S. Treasury 7-10 Year Bond Index return.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Ambassador Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but was higher than the Miscellaneous Fixed Income Fund Universe median by 0.55%. The Trustees considered the Advisor’s observation that the Fund’s advisory fee was lower than the advisory fees of the two other open-end mutual funds that invest primarily in catastrophe bonds. The Trustees also considered that the Fund’s advisory fee was lower than the management fee that the Advisor charges to manage two private funds that invest in a similar asset class as the Fund, and that each private fund also pays a performance fee.

The annual total expenses paid by the Ambassador Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group median, but higher than the Fund Universe median by 0.51%. The Trustees considered the Advisor’s observation that the Fund’s net expenses are lower than the net expenses of the two other open-end mutual funds that invest primarily in catastrophe bonds.

●	The Diplomat Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Intermediate Government Fund Universe medians by 0.45% and 0.585%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is appropriate given the Fund’s unique strategy, which includes investing in U.S. Treasury securities as well as active futures management to amplify or hedge interest rate risk, and they considered the Advisor’s observation that the Fund’s advisory fee was lower than the advisory fees of certain other funds that implement managed futures strategies. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Diplomat Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.52% and 0.55%, respectively. The Trustees considered the Advisor’s belief that the Fund’s net expenses are appropriate given the Fund’s unique strategy, which includes active futures management, and they considered the Advisor’s observation that the Fund’s net expenses were lower than the net expenses of certain other funds that implement managed futures strategies. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended July 31, 2025, noting that the Advisor had waived its entire advisory fee, had subsidized certain of the operating expenses, and had not realized a profit with respect to, the Diplomat Fund; and had recouped fees it previously waived for the Ambassador Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Ambassador Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	1/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	1/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/9/2026